General administrative expenses and other net operating income (expenses) - Details of administrative expenses (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)
Short-term employee benefits expense [abstract]
Salaries		₩ 2,071,650		₩ 1,932,906	₩ 1,831,137
Employee fringe benefits		733,487		640,924	600,001
Share based payments		61,568		27,629	12,946
Retirement benefit service costs		201,431		134,514	119,670
Termination		176,387		1,533	164,922
Sub total		3,244,523		2,737,506	2,728,676
Depreciation and amortisation expense [abstract]
Depreciation and amortization		580,520		539,924	503,035
Other general and administrative expense [Abstract]
Rent		127,293		124,041	124,355
Taxes and public dues		197,412		202,541	190,334
Service charges		274,880		257,113	245,656
Computer and IT related		205,504		142,979	144,017
Telephone and communication		80,253		93,178	88,018
Advertising		188,960		156,795	161,896
Printing		5,443		5,955	6,072
Traveling		13,978		13,436	13,364
Supplies		8,357		9,021	9,156
Insurance premium		15,532		13,852	14,380
Maintenance		24,582		25,035	24,932
Water, light and heating		20,590		19,415	19,161
Vehicle maintenance		11,871		14,394	14,725
Others	[1]	179,923		113,788	155,656
Sub total		1,354,578		1,191,543	1,211,722
Total		5,179,621	$ 3,585,629	₩ 4,468,973	4,443,433
House welfare fund contribution		₩ 50,710			₩ 40,047

[1]	In-house welfare fund contributions amounted to 40,047 million Won and 50,710 million Won for the year ended December 31, 2023 and 2025.